CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Mar. 21, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash	$ 19,618		$ 15,924	$ 11,357
Accounts receivable, net	158,024		81,500	61,963
Inventory, net	290,000		201,010	520,339
Inventory purchase deposits	36,900		86,700	53,800
Prepaid expenses and other current assets	130,823		26,184	20,316
Total current assets	635,365		411,318	667,775
Fixed assets, net	28,648		17,656	4,517
Patent, net	597,151		639,138	2,599,578
Total Assets	1,261,164		1,068,112	3,271,870
Current Liabilities:
Accounts payable and accrued expenses	1,069,109		1,015,119	499,071
Accrued interest payable	830,949		618,340	588,932
Deferred revenue	4,818		26,368
Promissory notes payable, net of discount	1,212,604		599,062	828,320
Related party advances and notes payable	159,430		159,430	161,221
Other current liability	350,000		350,000	350,000
Obligation to issue common stock	85,000		70,000	143,000
Derivative liability resulting from commitments to issue common shares in excess of amount authorized			125,377
Derivative instruments	637,506		993,146	24,124
Convertible promissory notes, net of discounts	2,397,737		1,604,000	905,000
Total current liabilities	6,747,153		5,560,842	3,499,668
Contingent note payable from patent purchase, net of discount	857,791		965,543	821,336
Convertible promissory notes, net of discounts	1,551,285		227,372
Liability for contingent compensation	59,405		43,519	10,186
Total liabilities	9,215,634		6,797,276	4,331,190
Commitments and contingencies
Shareholders' deficit:
Common stock	2,077		1,072	946
Additional paid-in capital	26,043,491		21,342,155	18,971,358
Accumulated deficit	(34,000,043)		(27,072,391)	(20,031,624)
Total shareholders' deficit	(7,954,470)		(5,729,164)	(1,059,320)
Total liabilities and shareholders' deficit	1,261,164		1,068,112	3,271,870
Series A Preferred Stock
Shareholders' deficit:
Preferred stock	$ 5